REVENUE - Disaggregated revenue information by geographic area (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
REVENUES
Revenues	$ 9,794,419	$ 7,885,201	$ 17,439,822	$ 16,139,557	$ 33,072,261	$ 21,078,971
Recognized at a point in time
REVENUES
Revenues					1,730,697
Recognized over a period of time
REVENUES
Revenues					31,341,564	21,078,971
United States
REVENUES
Revenues	$ 9,794,419	$ 7,885,201	$ 17,439,822	$ 16,139,557	$ 33,072,261	$ 21,078,971